CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 177	$ 272	$ 76
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	22	(29)	(11)
Total comprehensive income, net of tax	199	243	65
Less: Net income attributable to noncontrolling interests	(3)	(2)	(2)
Less: Other comprehensive income attributable to noncontrolling interests	(3)	6	2
Total comprehensive income attributable to noncontrolling interests	(6)	4
Comprehensive income attributable to common stockholders	$ 193	$ 247	$ 65